SCHEDULE OF PRODUCT AND SERVICE REVENUE (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 7,053,865	$ 4,363,511	$ 1,380,427
Product Sales [member]
IfrsStatementLineItems [Line Items]
Revenue	5,103,399	3,087,223	248,939
Drone Service [member]
IfrsStatementLineItems [Line Items]
Revenue	1,304,799	630,532
Services [Member]
IfrsStatementLineItems [Line Items]
Revenue	$ 645,667	$ 645,756	$ 1,131,488